Geographic and Significant Customer Information (Tables)	6 Months Ended
Jun. 30, 2026
Geographic and Significant Customer Information [Abstract]
Schedule of Sets Forth Reporting Revenue Information

The following table sets forth reporting revenue information by geographic region:

	Six months ended June 30,	Six months ended June 30,
	2026	2025
United States	608	371
Poland	229	27
Spain	50	187
Italy	122	175
Israel	4	10
Other[1]	805	480
	1,818	1,250
No country included in Others represented more than 10% of consolidated revenues.
Schedule of Sets Forth Reporting Property and Equipment Information	The following table sets forth reporting property and equipment information by geographic region:
	As of June 30,	As of December 31,
	2026	2025
Israel	768	821
United States	146	171
	914	993

Schedule of Customer Concentrations as a Percentage of Revenue

The following table is a summary of customer concentrations as a percentage of revenue:

	Six months ended June 30,	Six months ended June 30,
	2026	2025
Customer A	13%	*
Customer B	*	15%
Customer C	*	14%
Customer D	*	*

*	Lower Than 10%
[1]	No country included in Others represented more than 10% of consolidated revenues.